SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details)	12 Months Ended
Aug. 31, 2014 USD ($)
August 31, 2013
August 31, 2014 -Warrants	$ 275,796
Quoted Active Markets for Identical Assets (Level 1)
August 31, 2013
August 31, 2014 -Warrants
Significant Other Observable Inputs (Level 2)
August 31, 2013
August 31, 2014 -Warrants	$ 275,796
Significant Unobservable Inputs (Level 3) [Member]
August 31, 2013
August 31, 2014 -Warrants